CLEARWATER INVESTMENT TRUST

CLEARWATER GROWTH FUND
CLEARWATER SMALL CAP FUND
CLEARWATER TAX-EXEMPT FUND
CLEARWATER INTERNATIONAL FUND
SUPPLEMENT TO THE PROSPECTUS

DATED APRIL 30, 2011

The date of this Supplement is May 4, 2011.

The following changes are made to the Prospectus of the Clearwater Investment Trust:

1.	The word "[Graphic]" in the Summary Section for the Clearwater Growth Fund on page 4 is replaced by the following: Clearwater Growth Fund % Total Return

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
-13.2%	-22.3%	29.5%	11.6%	5.9%	14.8%	5.4%	-37.5%	27.9%	14.4%

Calendar Years Ended December 31

2.
The word "[Graphic]" in the Summary Section of the Clearwater Small Cap Fund on page 6 is replaced by the following:

Clearwater Small Cap Fund
% Total Return

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
13.3%	-10.3%	58.7%	20.9%	9.2%	17.1%	3.1%	-37.4%	38.7%	30.0%

Calendar Years Ended December 31

3.
The word "[Graphic]" in the Summary Section of the Clearwater Tax-Exempt Bond Fund on page 9 is replaced by the following:

Clearwater Tax-Exempt Bond Fund
% Total Return

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
7.8%	5.5%	4.0%	4.1%	4.6%	5.4%	0.5%	-11.7%	20.5%	3.0%

Calendar Years Ended December 31

4.
The word "[Graphic]" in the Summary Section of the Clearwater International Fund on page 13 is replaced by the following:

Clearwater International Fund
% Total Return

2010
11.40%

Calendar Years Ended December 31

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Clearwater Growth Fund
Clearwater Growth Fund % Total Return

Calendar Years Ended December 31
Clearwater Small Cap Fund
Clearwater Small Cap Fund
% Total Return

Calendar Years Ended December 31
Clearwater Tax-Exempt Bond Fund
Clearwater Tax-Exempt Bond Fund
% Total Return

Calendar Years Ended December 31
CLEARWATER INTERNATIONAL FUND
Clearwater International Fund % Total Return

Calendar Years Ended December 31